UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Jun 30, 2002

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Lederer & Associates Investment Counsel
Address: 111 W. Ocean blvd.
         Suite 1350
         Long Beach, CA 90802


13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Irene Liu
Title:   Operations Officer
Phone:   562-495-2350_
Signature, Place, and Date of Signing:

Irene Liu   Long Beach, CA__   07/22/2002____


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      53
Form 13F Information Table Value Total:        $78,641


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AFLAC INC                      COM              001055102     3222   100690 SH       SOLE                   100690        0        0
AMERICAN EXPRESS               COM              025816109      445    12250 SH       SOLE                    12250        0        0
AMERICAN INTL GROUP INC        COM              026874107      756    11075 SH       SOLE                    11075        0        0
BOEING COMPANY                 COM              097023105      350     7775 SH       SOLE                     7775        0        0
CVS CORP                       COM              126650100     2055    67155 SH       SOLE                    67155        0        0
CAPITAL ONE FINANCIAL          COM              14040H105      491     8050 SH       SOLE                     8050        0        0
CARNIVAL CORP                  COM              143658102     1414    51075 SH       SOLE                    51075        0        0
CATALINA MARKETING             COM              148867104     3719   131785 SH       SOLE                   131785        0        0
CITIGROUP INC                  COM              172967101      956    24661 SH       SOLE                    24661        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     3006    93874 SH       SOLE                    93874        0        0
CONCORD EFS INC                COM              206197105      430    14255 SH       SOLE                    14255        0        0
COPART INC                     COM              217204106      559    34425 SH       SOLE                    34425        0        0
COUNTRYWIDE CREDIT INDS        COM              222372104     2357    48855 SH       SOLE                    48855        0        0
DST SYSTEMS                    COM              233326107     2465    53925 SH       SOLE                    53925        0        0
DELL COMPUTER CORP             COM              247025109      568    21725 SH       SOLE                    21725        0        0
DISNEY WALT CO (HOLDING CO)    COM              254687106      252    13325 SH       SOLE                    13325        0        0
EXPEDITORS INTL WASH INC       COM              302130109      282     8500 SH       SOLE                     8500        0        0
FIRST DATA CORP                COM              319963104     2226    59850 SH       SOLE                    59850        0        0
GENERAL MOTORS CORP CL H NEW   COM              370442832      942    90605 SH       SOLE                    90605        0        0
HONEYWELL INTL INC             COM              438516106      628    17825 SH       SOLE                    17825        0        0
HOUSEHOLD INTL                 COM              441815107      787    15825 SH       SOLE                    15825        0        0
IMS HEALTH INC                 COM              449934108      601    33505 SH       SOLE                    33505        0        0
INTERNATIONAL SPEEDWAY CL A    COM              460335201     5172   128984 SH       SOLE                   128984        0        0
JOHNSON & JOHNSON              COM              478160104     1060    20275 SH       SOLE                    20275        0        0
JONES APPAREL GROUP            COM              480074103     2703    72080 SH       SOLE                    72080        0        0
KROGER COMPANY                 COM              501044101      665    33400 SH       SOLE                    33400        0        0
LABRANCHE & CO INC             COM              505447102      924    40335 SH       SOLE                    40335        0        0
ESTEE LAUDER COS INC CL A      COM              518439104     1329    37755 SH       SOLE                    37755        0        0
LIBERTY MEDIA CORP SER A       COM              530718105     2818   281824 SH       SOLE                   281824        0        0
MBNA CORP                      COM              55262L100     3412   103175 SH       SOLE                   103175        0        0
MGIC INVESTMENT CORP           COM              552848103     4381    64610 SH       SOLE                    64610        0        0
MCDONALDS CORP                 COM              580135101     1634    57425 SH       SOLE                    57425        0        0
MERCK & CO INC                 COM              589331107     1331    26275 SH       SOLE                    26275        0        0
MICROSOFT CORP                 COM              594918104     2044    37365 SH       SOLE                    37365        0        0
PAYCHEX INC                    COM              704326107      718    22940 SH       SOLE                    22940        0        0
PFIZER INC                     COM              717081103     1260    36000 SH       SOLE                    36000        0        0
SBC COMMUNICATIONS INC         COM              78387G103      483    15850 SH       SOLE                    15850        0        0
SEI INVESTMENTS COMPANY        COM              784117103     1942    68940 SH       SOLE                    68940        0        0
SAFEWAY INC                    COM              786514208     3120   106875 SH       SOLE                   106875        0        0
STILWELL FINL INC              COM              860831106     1763    96845 SH       SOLE                    96845        0        0
STRYKER CORP                   COM              863667101      487     9100 SH       SOLE                     9100        0        0
TELEPHONE & DATA SYS INC       COM              879433100     1656    27345 SH       SOLE                    27345        0        0
UNITED PARCEL SERVICE          COM              911312106     3054    49455 SH       SOLE                    49455        0        0
UNIVISION COMMUNICATIONS INC   COM              914906102     1009    32120 SH       SOLE                    32120        0        0
VANGUARD HIGH YIELD CORP FUND  FUND             922031208      436    72719 SH       SOLE                    72719        0        0
VERIZON COMMUNICATIONS         COM              92343V104      397     9891 SH       SOLE                     9891        0        0
VIACOM INC CL B                COM              925524308      579    13047 SH       SOLE                    13047        0        0
VODAFONE GROUP PLC             SPONSORED ADR    92857W100      290    21270 SH       SOLE                    21270        0        0
WASHINGTON MUTUAL INC          COM              939322103      412    11100 SH       SOLE                    11100        0        0
WATERS CORPORATION             COM              941848103     3575   133895 SH       SOLE                   133895        0        0
WELLS FARGO & CO               COM              949746101      668    13350 SH       SOLE                    13350        0        0
WEYCO GROUP INC                COM              962149100      260     6500 SH       SOLE                     6500        0        0
ALCON                          COM              H01301102      548    16000 SH       SOLE                    16000        0        0